PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Advances Disclosure [Abstract]
Prepaid Expenses And Advances Disclosure [Text Block]
4.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $25,778 for an insurance claim receivable and $47,037 for prepaid insurance as at December 31, 2011 (December 31, 2010 - $nil and $15,395, respectively). Other items total $3,083 (December 31, 2010 - $304).